WARRANTS FOR COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
WARRANTS FOR COMMON STOCK

NOTE 9. - WARRANTS FOR COMMON STOCK

In connection with the January 25, 2011 Private Placement and Merger, the Company issued five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. As a result of partial conversion of the Convertible Notes and the May 2012 private placement, the "down round provision" of the January 25, 2011 Warrants was triggered and the adjusted warrants now outstanding are: 5,319,150 with an exercise price of $2.82 per share and 3,777,905 with an exercise price of $1.45 per share. The original amount of the warrant liability related to the 5,016,722 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,651,978 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As of September 30, 2012 there are 3,777,905 with an exercise price of $1.45 per share and 5,319,150 with an exercise price of $2.82 per share outstanding.

As a result of the May 2012 Private Placement, 193,200 warrants issued upon partial conversion of the Convertible Notes now amount to 199,862 five year warrants with an exercise price of $1.45 per share as a result of the "down round provisions". All 199,862 of these warrants are outstanding as of September 30, 2012. As a result of the August 2012 convertible notes, another minor adjustment to those warrants will be required.

All 1,710,833 warrants to purchase common stock issued in the May 2012 private placement ($1.00 per share five year term) are outstanding as of September 30, 2012. As a result of the August 2012 convertible notes issued, the exercise price of those warrants was reduced accordingly.

The convertible notes issued in August 2012 require the Company to issue at least 185,500 warrants ($1.00 per share five year term) and resulted in a derivative liability upon issuance of the notes of approximately $92,750.

The Company estimates the value of warrant liability at upon issuance of the warrants and at each balance sheet date using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure. Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The following table is a roll-forward of the warrant liability:

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of
December 16, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Gain as a result of change in fair value	(1,981,917)
Fair value at September 30, 2012	$653,933

The aggregate net gain on warrant liabilities for the three and nine month periods ended September 30, 2012 amounted to $535,017 and $1,981,917 and are included in other income and expense as "warrant liability-net" in the accompanying consolidated statement of operations. The amount for the nine month period ended September 30, 2012 has been offset by a charge to other expense as a result of warrant liabilities issued in connection with the May private placement (See Note 3) in excess of the proceeds raised in the amount of $814,500.

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
•	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability which are classified within Level 3 of the valuation hierarchy. Significant unobservable inputs are used in the fair value measurement of the Company's derivative warrant liabilities include volatility. Significant increases (decreases) in the volatility input would result in a significantly higher (lower) fair value measurement.

The following table summarizes the warrant activity since December 31, 2010:

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	1,904,033
Additional warrants due to anti-dilution provisions	435,020
Warrants exercised during 2012	-
Warrants outstanding and exercisable at September 30, 2012	11,007,754

NOTE 10. - WARRANTS FOR COMMON STOCK

Prior to December 31, 2010, 22nd Century Ltd granted warrants to purchase common shares of 22nd Century Group in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants were granted with a conversion price of less than $.0001, and the number of warrants issued was negotiated based on the agreement at the time of the grant. These warrants had been issued for terms of two to five years. All of these warrants were exercised prior to December 31, 2010.

In connection with the January 25, 2011 Private Placement and Merger, the Company issued 8,651,978 five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group as follows: 5,000,000 with an exercise price of $3.00 per share, and 3,651,978 with an exercise price of $1.50 per share. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. The original amount of the warrant liability related to the 5,000,000 $3.00 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,651,978 $1.50 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As of December 31, 2011 there are 3,651,978 January 25, 2011 Warrants with an exercise price of $1.50 and 5,000,000 January 25, 2011 Warrants with an exercise price of $3.00.

The Company estimated the initial value of the warrant liability at January 25, 2011 using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure based upon the enterprise value implied in the January 25, 2011 Private Placement. Consideration was also given to the impact of expected future capital raises and issuances of securities under the Company's 2010 Equity Investment Plan ("EIP"). Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The fair value of this warrant liability as of December 31, 2011 was estimated to be $550,000 which was determined using the binomial lattice model with updated for the factors used in the initial valuation performed as of January 25, 2011, principally: the equity value of the Company, the remaining exercise period and the decrease in the risk free interest rate. As a result a gain of $2,511,750 was recorded as other income in the statement of operations during 2011. The following table is a roll-forward of the warrant liability from the initial valuation:

Fair value of warrant liability as of January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	$550,000

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
•	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability and are classified within Level 3 of the valuation hierarchy.

The following table summarizes the warrant activity since December 31, 2009:

Number of Warrants

Warrants outstanding at December 31, 2009	1,688,076
Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,651,978
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,651,978

Warrants exercisable at December 31, 2011	8,651,978